Acquisition of Windfall Project, Acquisition of Osisko Mining Incorporated - Summary of Acquisition of Windfall Project (Details) $ in Millions, $ in Millions									5 Months Ended		8 Months Ended				10 Months Ended		12 Months Ended
	Oct. 25, 2024 USD ($)	Oct. 25, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 CAD ($)	May 02, 2023 USD ($)	May 02, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Oct. 25, 2024 USD ($)	Oct. 25, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 25, 2024 CAD ($)	Dec. 21, 2023 CAD ($)	May 02, 2023 CAD ($)
Disclosure of detailed information about business combination [line items]
Carrying value at 1 January															$ 538.6		$ 538.6
Cash considerations																	0.0		$ 247.1	$ 0.0
Cash considerations																	65.3		69.1	$ 0.0
Carrying value at the end of the year			$ 538.6						$ 538.6		$ 538.6		$ 538.6				0.0		538.6
Windfall Project
Disclosure of detailed information about business combination [line items]
Carrying value at 1 January															538.6	$ 713.6	538.6	$ 713.6
Cash considerations			12.8	$ 16.9	$ 12.8	$ 16.9	$ 221.5	$ 300.0	25.6	$ 33.8	247.1	$ 333.8
Cash considerations	$ 65.3	$ 89.0											69.1	$ 93.0
Share of loss													(28.4)	(38.3)	(47.5)	(64.9)
Derecognition of Windfall Project joint venture	(519.3)	(723.5)
Translation adjustment	(27.1)												10.7		(27.1)
Carrying value at the end of the year	519.3	723.5	$ 538.6	713.6					$ 538.6	713.6	$ 538.6	713.6	538.6	713.6	519.3	723.5	$ 0.0	0.0	$ 538.6
Windfall Project | C$300.0 million contingent consideration
Disclosure of detailed information about business combination [line items]
Contingent and exploration considerations	200.4			300.0			190.8			300.0		300.0		300.0	200.4			300.0			$ 279.2	$ 300.0	$ 258.4
– Net change in fair value	8.0	10.9											7.3	9.9	8.0	10.9
Derecognition of Windfall Project joint venture															(200.4)	(279.2)
Translation adjustment													4.4	0.0	(10.1)	0.0
Windfall Project | C$75.0 million exploration consideration
Disclosure of detailed information about business combination [line items]
Contingent and exploration considerations				$ 75.0			$ 39.1			$ 75.0		$ 75.0		75.0				$ 75.0					$ 52.9
– Net change in fair value													2.9	3.9	4.8	6.6
Derecognition of contingent consideration	(22.8)	(31.7)
Derecognition of Windfall Project joint venture	$ (45.5)	(63.4)
Translation adjustment													$ 0.9	$ 0.0	$ (2.2)	$ 0.0
Derecognition of exploration consideration	50.00%														50.00%						50.00%
Windfall Project | Derecognition of Windfall Project venture
Disclosure of detailed information about business combination [line items]
Derecognition of Windfall Project joint venture	$ (519.3)	$ (723.5)